Voya Small Company Portfolio Expense Example - Voya Small Company Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,800
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,234
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	$ 1,521